Share Based Compensation and Benefit Plans - Outstanding Stock Option Grants and Related Transactions (Details) - Share-Based Payment Arrangement, Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	11,724
Granted (in shares)	0
Exercised (in shares)	(6,141)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	5,583
Vested and expected to vest, period end (in shares)	5,583
Exercisable, period end (in shares)	5,583
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 11.73
Exercised (in dollars per share) | $ / shares	10.18
Outstanding, ending balance (in dollars per share) | $ / shares	13.43
Vested and expected to vest, period end (in dollars per share) | $ / shares	13.43
Exercisable, period end (in dollars per share) | $ / shares	$ 13.43
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	2 years 1 month 20 days
Vested and expected to vest, weighted-average remaining contractual term	2 years 1 month 20 days
Exercisable, weighted-average remaining contractual term	2 years 1 month 20 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 119
Vested and expected to vest, aggregate intrinsic value | $	119
Exercisable, aggregate intrinsic value | $	$ 119